NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of revenue recognized by these categories

	Three months ended		Nine months ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Sales of products acquired from Eyston	$4,571,682	$4,669,289	$13,248,027	$12,945,622
Sales of GFCI’s and ventilation fans	747,332	455,461	2,011,208	1,577,191
	$5,319,014	$5,124,750	$15,259,235	$14,522,813

disaggregation best depicts how our various product lines perform and are affected by economic factors. Revenue recognized by these categories for the fiscal years ended March 31, 2021 and 2020 are as follows:

	Fiscal Year ended
	March 31, 2021	March 31, 2020
Sales of safety alarms	$15,218,162	$13,098,923
Sales of GFCI’s and ventilation fans	2,301,989	1,704,101
	$17,520,151	$14,803,024